Combined and Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 60,008,457	$ 35,844,298	$ (13,253,423)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	660,483	612,563	908,412
Net losses on disposals of equipment	7,626	19,331	55,068
Share-based compensation	566,949	3,431,852	2,622,264
Loss in equity method investment	199,908	22,777	110,494
Gain on sale of equity method investment			(110,494)
Gains from disposal of Zhonghui	(163,116)
Loss from disposal of Tianjin Yuanrong	69,012
Bad debt - Accounts receivable and other receivable	710,790	1,303,739
Changes in operating assets and liabilities:
Accounts receivable	(1,765,089)	1,220,810	(2,390,668)
Accounts receivable - related parties	1,289,267	(1,064,963)	(285,077)
Advances to suppliers	3,474,401	(2,944,507)	4,295
Other receivables	1,321,891	(8,068,090)	565,054
Other current assets	(1,589,871)	(4,022,850)	977,134
Advances to suppliers and other receivables - related parties	2,310,521	14,425,869	(8,805,405)
Loan receivable - related parties	4,762,112	(2,200,938)	(1,802,979)
Long-term other receivable	44,916	242,371	(34,464)
Other non-current assets	(143,201)	(4,440,420)
Accrued marketing and channel fees	1,684,252	(1,417,402)	(3,123,315)
Accrued marketing and channel fees - related parties	4,392,579	(256,235)	(933,699)
Accruals and other liabilities	2,891,741	(1,587,610)	1,896,880
Accruals and other liabilities - related parties	(13,476,727)	2,278,308	(625,012)
Taxes payable	5,200,591	1,357,894	458,289
Amounts due to related parties	1,002,027	(2,133,647)	(4,514,235)
Other long-term liabilities			(12,689)
Deferred tax assets	2,684,231	11,166,845	(2,810,102)
Net cash provided by (used in) operating activities	76,143,750	43,789,995	(31,103,672)
Cash flows from investing activities:
Investment in Fengshou	(1,452,370)
Proceeds from disposal of Zhongli	879,637
Proceeds from disposal of Tianjin Yuanrong	1,452,370
Acquisition of Yinghua Wealth	(4,938,058)
Proceeds from the sale of equity interest in Jiutai	58,095
Investment in Zisheng			(1,204,376)
Investment in Jiutai			(60,219)
Investment in Linggui		(740,070)
Purchase of available-for-sale financial products	(44,424,096)	(39,103,321)	(451,656)
Redemption of available-for-sale financial assets	52,857,009	39,093,995
Purchase of certificates of deposit	(128,767,124)
Loans to related parties	(144,946,712)	(23,267,801)	(22,352,546)
Collection of loan to related parties	182,369,794	7,257,770
Collection of third party loans			752,735
Purchases of fixed assets	(1,668,303)	(313,449)	(523,124)
Proceeds from disposal of fixed assets	4,462
Net cash (used in) investing activities	(88,575,296)	(17,072,876)	(23,839,186)
Cash flows from financing activities:
Capital contribution received by Yinghua Wealth			7,479,175
Proceeds from issuance of preference shares, net of issuance cost			37,295,187
Proceeds from issuance of ordinary shares			13,199,918
Proceeds from bank borrowings	13,507,041		14,005,538
Proceeds from loans payable to related parties	4,647,584		1,505,470
Repayment of loans payable to related parties	(2,059,896)	(1,504,069)	(6,021,880)
Repayments of bank borrowings	(13,507,041)	(13,769,890)
Net cash provided by (used in) financing activities	2,587,688	(15,273,959)	67,463,408
Net increase in cash, cash equivalents, and restricted cash	(9,843,858)	11,443,160	12,520,550
Cash, cash equivalents and restricted cash at the beginning of the year	35,067,737	23,896,950	10,338,379
Exchange losses (gains) on cash and cash equivalents	(165,974)	(272,373)	1,038,021
Cash, cash equivalents and restricted cash, end of year	25,057,905	35,067,737	23,896,950
Supplemental disclosure of cash flow information
Interest	175,862	216,733	305,004
Income taxes	12,856,660	5,706	1,614
Noncash investing and financing activities:
Preferred stock issued for a decrease in other liabilities			4,654,609
Investment in Zisheng for a decrease in other non-current assets			1,053,829
Disposal of Zisheng in settlement of amount due to related party			2,258,205
Settlement of debt between related parties		13,581,076
Acquisition of Tianjin Yuanrong		1,480,140
Increase in investment in Kunyuan Hengtong for a decrease in other assets	4,357,110
Investment in available-for-sale financial products for a decrease in other receivable	7,988,035
Increase in accruals and other liabilities for investment in Silver Triumph	99
Loans to related party offsets with loan payable related party	1,452,370
Reconciliation to amounts on combined and consolidated balance sheets:
Cash and cash equivalents	25,057,905	35,067,737	10,088,922
Restricted cash			13,808,028
Total cash, cash equivalents, and restricted cash	$ 25,057,905	$ 35,067,737	$ 23,896,950